NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
a) Non-Controlling Interests Continuity

	Pueblo Viejo	Acacia	Cerro Casale	Other	Total
NCI in subsidiary at December 31, 2018	40%	36.1%	25%	Various
At January 1, 2017	$1,311	$704	$319	$44	$2,378
Share of income (loss)	118	(211)	173	(2)	78
Cash contributed	—	—	1	12	13
Decrease in non-controlling interest	—	—	(493)	—	(493)
Disbursements	(139)	(13)	—	(43)	(195)
At December 31, 2017	$1,290	$480	$—	$11	$1,781
Share of income (loss)	89	22	—	(1)	110
Cash contributed	—	—	—	24	24
Disbursements	(108)	—	—	(15)	(123)
At December 31, 2018	$1,271	$502	$—	$19	$1,792

b) Summarized Financial Information on Subsidiaries with Material Non-Controlling Interests
Summarized Balance Sheets

	Pueblo Viejo		Acacia
	As at December 31, 2018	As at December 31, 2017	As at December 31, 2018	As at December 31, 2017
Current assets	$520	$488	$555	$464
Non-current assets	3,469	3,489	1,261	1,333
Total assets	$3,989	$3,977	$1,816	$1,797
Current liabilities	720	907	206	212
Non-current liabilities	402	248	246	280
Total liabilities	$1,122	$1,155	$452	$492

Summarized Statements of Income

	Pueblo Viejo		Acacia
For the years ended December 31	2018	2017	2018	2017
Revenue	$1,333	$1,417	$664	$751
Income (loss) from continuing operations after tax	206	293	59	(630)
Other comprehensive income (loss)	—	—	—	—
Total comprehensive income (loss)	$206	$293	$59	($630)
Dividends paid to NCI	$—	$—	$—	$13

Summarized Statements of Cash Flows

	Pueblo Viejo		Acacia
For the years ended December 31	2018	2017	2018	2017
Net cash provided by (used in) operating activities	$272	$283	$123	($15)
Net cash used in investing activities	(144)	(112)	(45)	(160)
Net cash used in financing activities	(108)	(539)	(28)	(62)
Net increase (decrease) in cash and cash equivalents	$20	($368)	$50	($237)